Other Non-Current Liabilities - Summary of Other Non-Current Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities, Noncurrent [Abstract]
Non-controlling interests	¥ 1,708,062	¥ 0
Government grants	174,005	217,682
Warranty provisions	266,072	79,757	¥ 26,217
Total	¥ 2,148,139	¥ 297,439